Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Chinese Yuan Dim Sum Bond Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The PowerShares Chinese Yuan Dim Sum Bond Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Citigroup Custom Dim Sum (Offshore CNY) Bond Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund generally will invest at least 80% of its total assets in Chinese Renminbi ("RMB")-denominated bonds that comprise the Underlying Index. The Underlying Index measures the performance of RMB-denominated "Dim Sum" bonds that are issued and settled outside of mainland China. Dim Sum bonds are RMB-denominated and generally are issued in Hong Kong by a variety of entities ranging from governments to corporations.

The Underlying Index is designed to provide exposure to RMB-denominated bonds that are issued and settled outside of mainland China. The Underlying Index, strictly in accordance with its guidelines and mandated procedures, includes securities with a minimum maturity of one year and with an outstanding principal amount of RMB 1 billion. The Underlying Index is composed of RMB-denominated bonds issued by governments, agencies, supranationals and credit securities, but excluding synthetic bonds, retail bonds and CDs. There is no minimum rating requirement for inclusion in the Underlying Index. Citigroup Index LLC (the "Index Provider") rebalances the Underlying Index monthly. The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a "sampling" methodology to seek to achieve its investment objective.

Concentration Policy. The Fund will concentrate its investments (i.e., more than 25% of the value of its net assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., more than 25% of the value of its net assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following summarizes the principal risks of the Fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Offshore Investor Risk. There are special risks associated with investing in securities designed to provide exposure to Chinese RMB, such as RMB-denominated bonds in which the Fund will invest. The Chinese government maintains strict currency controls and regularly intervenes in the currency market. The Chinese government's actions may not be transparent or predictable. As a result, the value of the RMB, and the value of RMB-denominated securities, may change quickly and arbitrarily. These limitations and restrictions may impact the availability, liquidity, and pricing of securities designed to provide offshore investors with exposure to Chinese markets.

As a result, returns achieved by offshore investors, such as the Fund, could differ from those available to domestic investors in China.

Capital Controls Risk. Adverse economic conditions, such as unfavorable or volatile currency exchange rates and interest rates, political events or other conditions may cause the Chinese government to intervene and impose "capital controls." Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. In addition, this intervention may lead to levies placed on profits repatriated by foreign entities (such as the Fund). The Chinese government's imposition of capital controls can impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for Shares, and may cause the Fund to decline in value.

Global Bonds Risk. Global bonds are subject to the same risks as other debt issues, notably credit risk, market risk, interest rate risk and liquidity risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities, including greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability.

Currency Risk. The Fund invests at least 80% of its assets in Chinese RMB-denominated bonds issued and settled outside of mainland China. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings increases, as measured in the foreign currency, including securities denominated in the Chinese RMB. The RMB currently is not a freely convertible currency. The government of China maintains strict currency controls. As a result, the value of the RMB, and the value of securities designed to provide exposure to the RMB, such as RMB-denominated bonds issued by offshore issuers, can change quickly. These and other factors could have a negative impact on the Fund's performance and increase the volatility of an investment in the Fund. The Chinese government's policies on currency, control and repatriation restrictions are subject to change, and the Fund's or the shareholders' position may be adversely affected. In addition, if the Chinese currencies, the RMB, which is traded in mainland China, and the Yuan, which is traded offshore (traded as "CNH" in Hong Kong), diverge in value, that divergence could negatively impact the Fund.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price. The Underlying Index consists of RMB-denominated debt securities issued or distributed outside mainland China, however, the quantity of such debt securities that are available for inclusion in the Underlying Index, and thus for the Fund to invest in, currently is limited.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If an issuer exercised such a call during a period of declining interest rates, the Fund may have to replace such called security with a lower yielding security. If that were to happen, the Fund's net investment income could fall.

Valuation Risk. The Fund will invest in foreign bonds and, because foreign exchanges may be open on days when the Fund does not price its shares, the value of the non-U.S. securities in the Fund's portfolio may change on days when you will not be able to purchase or sell your Shares.

Sovereign Debt Risk. Investments in sovereign debt securities involve special risks. The governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor's policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign debt defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund's ability to obtain recourse may be limited.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's NAV.

Industry Concentration Risk. The Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Cash Redemption Risk. Unlike most exchange-traded funds ("ETFs"), the Fund currently intends to effect redemptions principally for cash and partially in-kind, rather than primarily in-kind redemptions because of the nature of the Fund's investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Sampling Risk. The Fund's use of a representative sampling approach will result in it holding a smaller number of bonds than are in the Underlying Index. As a result, an adverse development to an issuer of bonds that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the bonds in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. Because the Fund issues and redeems Creation Units (as defined below) principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units in-kind. Additionally, the Fund's use of a representative sampling approach may cause the Fund not to be as well correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
3.09% (1st Quarter 2012)	(0.25)% (2nd Quarter 2012)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.25%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2012
Citigroup Custom Dim Sum (Offshore CNY) Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 23, 2011
BofA Merrill Lynch Global Broad Market Non-Sovereign ex-USD Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 23, 2011
PowerShares Chinese Yuan Dim Sum Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	144
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	252
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	567
Annual Return 2012	rr_AnnualReturn2012	7.97%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 23, 2011
PowerShares Chinese Yuan Dim Sum Bond Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.77%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.54%
PowerShares Chinese Yuan Dim Sum Bond Portfolio | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.16%